OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities
As of December 31, 2021 and 2020, the major components of other current liabilities consisted of the following:

	December 31,
	2021	2020
Credit card payable	$13,738,270	$10,473,079
Accrued sales tax payable	1,707,557	1,845,831
Deferred rent – short term	450,776	622,940
Credits liability	640,994	633,287
Obligation for equity consideration (1)	3,000,000	—
Other accrued liabilities	2,361,545	1,382,927
Total	$21,899,142	$14,958,064
_______________
(1)For further detail on the obligation for equity consideration, refer to Note 10.